UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-576

Northeast Investors Trust

(Exact name of registrant as specified in charter)

125 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.

Schedule of Investments (a)

June 30, 2017

Asset Backed Securities - 0.88% Name of Issuer	Principal	Value (Note B)
Airline Lease — 0.88%
Aircraft Fin Trust, 1.63889%, 5/15/24	$17,425,928	$2,701,019
Total Asset Backed Securities — (cost -$7,580,279)		$2,701,019

Convertible Bonds — 5.99% Name of Issuer	Principal	Value (Note B)
Energy/Natural Resources — 2.65%
Comstock Resources, Inc. PIK, 7.75%, 4/01/19	$10,443,472	8,145,908
Wireless Telecom Services — 3.34%
Clearwire Communications / Finance, 8.25%, 12/01/40 (d)	10,000,000	10,300,000
Total Convertible Bonds — (cost -$20,763,987)		$18,445,908

Corporate Bonds & Notes — 65.60% Name of Issuer	Principal	Value (Note B)
Automobile & Truck — 0.57%
Delphi Corp., 6.55%, 6/15/06 (b) (c)	$36,950,000	1,755,125
Chemicals — 7.27%
Cornerstone Chemical Co., 9.375%, 3/15/18 (d)	12,750,000	12,750,000
Platform Specialty Products Corp., 10.375%, 5/01/21 (d)	8,545,000	9,452,906
Reichhold Industries, Inc., 9%, 5/08/17 (b) (c) (d) (e)	9,287,227	185,745

		22,388,651
Coal — 0.86%
Westmoreland Coal Co., 8.75%, 01/01/22 (d)	3,000,000	2,640,000
Construction & Farming — 4.00%
Southern States Co-op, Inc., 10%, 8/15/21 (d)	13,000,000	12,317,500
Drug Stores — 0.64%
Rite Aid Corp., 6.125%, 4/01/23 (d)	2,000,000	1,963,750
Electrical Components & Equipment — 1.09%
Advanced Lighting Technologies PIK, 12.50%, 6/01/19 (d) (e)	17,892,500	3,354,844
Electrical Utility — 1.39%
Homer City Funding LLC, 8.137%, 10/01/19	12,633,042	4,295,234

Energy/Natural Resources — 1.84%
American Eagle Energy Co., 11%, 9/01/19 (b) (d)	15,500,000	155,000
Forest Oil Corporation, 7.25%, 6/15/19 (b)	29,500,000	0
RAAM Global Energy Co., 12.5%, 10/01/15 (b) (c)	23,000,000	287,500
Stone Energy Corp., 7.5%, 5/31/22	422,980	399,716
W & T Offshore, Inc., 8.5%, 6/15/19	7,000,000	4,830,000

		5,672,216
Financial Services Misc. — 2.31%
Rialto Holdings LLC, 7%, 12/01/18 (d)	7,000,000	7,105,000
Food Processing — 3.73%
Simmons Food, Inc., 7.875%, 10/01/21 (d)	10,824,000	11,500,500
Gaming — 3.34%
Chester Downs & Marina LLC, 9.25%, 2/01/20 (d)	10,000,000	10,300,000
Homebuilders — 0.40%
Tousa, Inc., 9%, 7/01/10 (b) (c)	14,111,000	670,272
Tousa, Inc., 8.25%, 4/1/11 (b) (c)	12,250,000	581,875

		1,252,147
Metals & Mining — 3.45%
American Gilsonite Co., 17%, 12/31/21 (d)	5,918,518	6,155,259
International Wire Group, 10.75%, 8/01/21 (d)	4,880,000	4,462,760

		10,618,019
Miscellaneous Manufacturing — 3.26%
Enpro Industries, Inc., 5.875%, 9/15/22	9,626,000	10,035,105
Oil & Gas Drilling — 2.03%
Parker Drilling Co., 7.5%, 8/01/20	7,250,000	6,271,250
Paper/Forest Products — 5.49%
Cenveo Corp., 6%, 8/01/19 (d)	2,250,000	1,901,250
Cenveo Corp., 8.5%, 9/15/22 (d)	25,000,000	15,000,000

		16,901,250
Pipeline — 3.06%
Targa Resources Partners, 4.125%, 11/15/19	9,319,000	9,423,839
Retail Stores — 3.34%
Claire’s Stores, Inc., 9%, 3/15/19 (d)	12,000,000	6,060,000
Claire’s Stores, Inc., 6.125%, 3/15/20 (d)	6,365,000	3,023,375
Jo-Ann Stores, Inc., 8.125%, 3/15/19 (d)	1,216,000	1,216,000

		10,299,375
Systems Software — 4.68%
Interface Sec. Systems Holdings, 9.25%, 1/15/18	8,500,000	8,457,500
Interface Master Holding PIK, 12.5%, 8/01/18 (d)	6,361,000	5,947,535

		14,405,035
Telecom Equipment — 5.03%
Nortel Networks LTD, 10.75%, 7/15/16 (b) (c)	23,850,000	15,502,500

Tobacco — 4.38%
Alliance One International, Inc., 8.5%, 4/15/21 (d)	7,950,000	8,287,875
Vector Group LTD, 6.125%, 2/01/25 (d)	5,000,000	5,193,750

		13,481,625
Transportation — 3.44%
Jack Cooper Holdings Corp., 9.25%, 6/01/20	20,000,000	10,600,000
Total Corporate Bonds & Notes — (cost -$349,393,881)		$202,082,965

Foreign Bonds — 0.99% Name of issuer	Principal	Value (Note B)
Republic of Argentina GDP Linked Security, FRN, 12/15/35 (b)	$34,386,574	$3,060,405

Total Foreign Bonds — (cost—$1,423,421)		$3,060,405

Common Stocks — 17.74% Name of issuer	Number of Shares	Value (Note B)
Banks / Money Centers — 6.88%
Citigroup, Inc.	316,930	$21,186,148
Diversified Chemicals — 1.17%
NL Industries, Inc. (b)	510,200	3,596,910
Energy / Natural Resources — 2.98%
Energy XXI Gulf Coast, Inc. (b)	451,901	8,391,802
Silverbow Resources, Inc. (b)	5,058	132,317
Stone Energy Corp. (b)	35,718	656,497

		9,180,616
Food Processing — 2.55%
Viskase Cos., Inc. (b)	2,096,128	7,860,480
Metals & Mining — 3.42%
American Gilsonite (b) (f)	15,980	5,433,200
Horsehead Holding LLC (b) (f)	14,659	5,130,650
Ormet Corp. (b)	372,638	224

		10,564,074
Oil & Gas Drilling — 0.04%
Key Energy Services, Inc. (b)	6,453	124,156
Retail Food Chain — 0.67%
Romacorp, Inc. (b) (e) (f)	82,220	2,055,500
Transportation — 0.03%
Groupe Eurotunnel SA	7,349	78,340

Total Common Stocks — (cost—$60,501,075)		$54,646,224

Warrants - 0.01% Name of issuer	Principal	Value (Note B)
Energy XXI Gulf Coast, Inc. (b)	$16,500	$22,515

Total Warrants — (cost—$816,502)		$22,515

Repurchase Agreement — 5.23%
State Street Bank & Trust Co. 0.05% dated 06/30/2017, to be repurchased at $16,113,002 on 7/03/2017 (g)
Total Repurchase Agreement — (cost — $16,112,935)		16,112,935
Total Investments — 96.44% (cost—$456,592,080)		$297,071,971

Net Other Assets and Liabilities — 3.56%		$10,970,595

Net Assets — 100%		$308,042,566

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings.
(b)	Non-income producing security.
(c)	Security is in principal default.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $139,273,049 which represents 45.21% of total net assets.

These securities are generally deemed liquid.

(e)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of June 30, 2017 was $5,596,089 which represents 1.82% of total net assets.
(f)	All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid.

The aggregate market value of restricted securities as of June 30, 2017 was $12,619,350 which represents 4.10% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/13/2014	$5,273,400
Horsehead Holding LLC	7/19/12 - 9/30/16	$8,474,521
Romacorp, Inc.	11/15/06	$ 4,118,756

(g)	Collateralized by $10,483,688 of US Treasury Notes 1.75% due 09/30/2019; $2,631,841 of US Treasury Notes 1.625% due 11/30/2019; $3,321,832 of US Treasury Notes due 11/15/19.

PIK	Payment in Kind
FRN	Floating Rate Note

Investment Valuation

Accounting Standards Codification ASC 820, “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of June 30, 2017, based on the inputs used to value them.

				Total as of 6/30/2017
	Level 1	Level 2	Level 3
Corporate Bonds & Notes	$—	$198,542,376	$3,540,589	$202,082,965
Common Stock	$34,088,054	$18,502,670	$2,055,500	$54,646,224
Convertible Bonds	$—	$18,445,908	$—	$18,445,908
Asset Backed Security	$—	$2,701,019	$—	$2,701,019
Foreign Bonds	$—	$3,060,405	$—	$3,060,405
Warrants	$22,515	$—	$—	$22,515
Repurchase Agreement	$—	$16,112,935	$—	$16,112,935

	$34,110,569	$257,365,313	$5,596,089	$297,071,971

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. For the nine month period ended June 30, 2017, there was one transfer from Level 3 to Level 2 for $5,130,650 due to observable trading markets. There were two transfers from Level 2 to Level 3 for $3,540,589 due to a lack of observable trading activities. There were no other transfers during the period.

At June 30, 2017, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds & Notes	Common & PFD Stock	Totals
Beginning Balance @ 9/30/16	$614,456	$28,956,260	$29,570,716

Purchases	$—	$—	$—
Sales	$(609,596)	$(23,032,599)	$(23,642,195)
Realized Gain(Loss)	$(7,545,850)	$9,236,060	$1,690,210
Net Change in Unrealized Appreciation/(Deprecitation)	$7,540,990	$(7,973,571)	$(432,581)
Transfers into Level 3	$3,540,589	$—	$3,540,589
Transfers out of Level 3	$—	$(5,130,650)	$(5,130,650)

Ending Balance @ 06/30/2017	$3,540,589	$2,055,500	$5,596,089

Change in Unrealized Gain / (Loss) for Positions Still Held at June 30, 2017
Corporate Bonds & Notes	$(1,490,463)
Common & Preferred Stocks	$(904,420)

Totals	$(2,394,883)

The Financial Accounting Standard Board (“FASB”) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of June 30, 2017:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input (1)
Fixed Income
Electrical Components & Equipment	$3,354,844	Recent Transaction Price (2)	not applicable	not applicable	not applicable
Chemicals	$185,745	Market Approach (3)	Recovery Rate	not applicable	Increase

Equity
Retail Food Chain	$2,055,500	Recent Transaction Price (2)	Private Company Discount	30%	Decrease

	$5,596,089

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.
(2)	Certain securities are values based on recent transactions (generally within six months of valuation date). In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.
(3)	A market approach using the value of the underlying assets of the company.

Other Information

Income Tax Information

At June 30, 2017 the cost of investment securities for income tax purposes was $456,592,080. Net unrealized depreciation aggregated ($159,520,109) of which $22,140,544 related to appreciated investment securities and ($181,660,653) related to depreciated investment securities.

For additional information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad President (principal executive officer)

Date: August 29, 2017

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett Treasurer (principal financial officer)

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad President (principal executive officer)

Date: August 29, 2017

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett Treasurer (principal financial officer)

Date: August 29, 2017